Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2014	28,000	8,439,258
Balance at Dec. 31, 2014	$ 28,000,000	$ 8,439,258	$ 29,145,094	$ 38,287,934	$ (4,844,974)	$ 99,027,312
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					410,623	410,623
Dividends on Preferred Shares				(2,375,010)		(2,375,010)
Redemption of Preferred Stock (in shares)	(9,979)
Redemption of Preferred Stock	$ (9,979,000)					(9,979,000)
Net Income				8,372,697		8,372,697
Redemption of Preferred Stock (in shares)	9,979
Balance (in shares) at Dec. 31, 2015	18,021	8,439,258
Balance at Dec. 31, 2015	$ 18,021,000	$ 8,439,258	29,145,094	44,285,621	(4,434,351)	95,456,622
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(587,789)	(587,789)
Dividends on Preferred Shares				(1,493,310)		(1,493,310)
Redemption of Preferred Stock (in shares)	8,661
Redemption of Preferred Stock	$ (8,661,000)					(8,661,000)
Net Income				8,673,210		8,673,210
Redemption of Preferred Stock (in shares)	(8,661)
Balance (in shares) at Dec. 31, 2016	9,360	8,439,258
Balance at Dec. 31, 2016	$ 9,360,000	$ 8,439,258	29,145,094	51,465,521	(5,022,140)	93,387,733
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(401,514)	(401,514)
Dividends on Preferred Shares				(210,600)		(210,600)
Redemption of Preferred Stock (in shares)	9,360
Redemption of Preferred Stock	$ (9,360,000)					(9,360,000)
Net Income				7,750,978		7,750,978
Redemption of Preferred Stock (in shares)	(9,360)
Dividends on Common Shares				(843,934)		(843,934)
TCJ Act Reclassification				1,068,295	(1,068,295)
Balance (in shares) at Dec. 31, 2017		8,439,258
Balance at Dec. 31, 2017		$ 8,439,258	$ 29,145,094	$ 59,230,260	$ (6,491,949)	$ 90,322,663